IMPAIRMENT REVIEW	12 Months Ended
Dec. 31, 2021
IMPAIRMENT REVIEW
IMPAIRMENT REVIEW

22.   IMPAIRMENT REVIEW

Goodwill – The management of the Group performs impairment tests with respect to goodwill assigned to the cash-generating units at least annually, and also when there are any indications that the carrying amount of the cash generating unit (“CGU”) is impaired.

Investments in associates and joint ventures – The carrying amount of an investment accounted for under the equity method is tested for impairment provided there are indications of impairment. If the carrying amount of the investment exceeds its recoverable amount, an impairment loss is recognized in the amount of the difference. The recoverable amount is measured at the higher of fair value less costs of disposal and value in use.

Tangible and intangible assets excluding goodwill – At the end of each reporting period, the management of the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets may be impaired. If such an indication exists, the recoverable amount of the assets is estimated in order to determine the amount of impairment loss.

In the process of identifying the impairment indicators management of the Group considers, among other factors, CGU market value and book value and changes in risk premiums in country of operations.

When the carrying amount of the CGU exceeds its recoverable amount, assets allocated to this CGU must be impaired.

For the purpose of the impairment test the recoverable amounts of the CGUs are considered to be equal to their value-in-use. While determining value-in-use, the estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. The discount rate applied to measure free cash flow is the weighted average cost of capital according to the finance structure established for each CGU.

Estimation of future cash flows requires assumptions to be made in respect to uncertain factors, including management expectations in relation to OIBDA margin, timing and amount of capital expenditures, terminal growth rates and appropriate discount rates to reflect the risks involved. Therefore, OIBDA margin and capital expenditures used for value in use calculation are primarily derived from internal sources, based on past experience and extended to include management expectations. For the purposes of impairment testing OIBDA calculated as operating profit less depreciation and amortization measured on the basis consistent with IFRS consolidated financial statements.

For the purposes of impairment testing the Group has assessed the effects of COVID-19 pandemic on Group's business and financial situation (as disclosed in Note 3) for impairment indicators. The Group has adjusted estimations of future cash flows to reflect its estimates of impact of the pandemic factors. The impairment charge recognized and discussed below is based on expected cash flows after applying these adjustments.

Moscow Fixed Line

In 2021 management of the Group has changed the composition of operating segments, by dividing operations of the Group’s subsidiary MGTS (previously constituted “Moscow Fixed Line” reportable segment) into two operating segments, as disclosed in Note 6. The described change in composition of operating segments led to separation of “Moscow fixed line” into two CGU – “MGTS commercial” and “MGTS service”.

Entertainment

Due to restrictive measures implemented by government in respect to mass events and gatherings ticket sales dropped significantly in 2020. Group management adjusted its expectations of Ticketland and Ponominalu operating performance to reflect significant reduction of business activities and time needed for recovery. The recoverable amount was in total equal to RUB 2,658 million as of June 30, 2020. As a result of impairment test the Group recognized impairment of goodwill related to Ticketland and Ponominalu in the aggregate amount of RUB 1,281 million for the year ended December 31, 2020.

Kinopolis

Kinopolis provides services of movie sites rental and movie production. The sites and related infrastructure for rent are presented in the statement of financial position as investment property.

Overall slowdown of movie production and pandemic restrictions lead to decrease in demand for movie site rental. Operating results of Kinopolis dropped below expectations.

As of December 31, 2020 the recoverable amount of Kinopolis’s assets was assessed as being lower than its carrying amount, and hence the impairment charge of RUB 807 million was recognized in respect to Kinopolis CGU.

MTS Turkmenistan

During the years ended December 31, 2021, 2020 and 2019 MTS Turkmenistan sold a number of long-lived assets impaired in prior periods, hence the reversal of the impairment in the amount of gain from disposal of RUB 10 million, RUB 66 million and RUB 148 million, respectively, was recognized in the accompanying consolidated statements of profit or loss.

Impairment losses and reversal of the impairment charges recognized during the years ended December 31, 2021, 2020 and 2019 are attributable to operating segments, reported as a part of the “Other” category (Note 6).

The total amount of impairment loss and reversal of impairment charges for the year ended December 31, 2021, 2020 and 2019 was allocated to the long-lived assets carrying amounts as follows:

	2021	2020			2019
	MTS			MTS	MTS
	Turkmenistan	Entertainment	Kinopolis	Turkmenistan	Turkmenistan
Goodwill		1,281	—	—	—
Property, plant and equipment	(10)	—		(66)	(114)
Investment property		—	807	—	—
Other intangible assets		—	—	—	(34)

Total	(10)	1,281	807	(66)	(148)

Key assumptions used for value in use calculation:

The table below presents OIBDA margin applied for value in use calculation of related CGUs:

December 31, sick
CGU	2021	2020

Russia Convergent	41.3%-46.9%	43.2%-44.3%
Armenia	53.5%-60.3%	51.8%-54.0%
MGTS Commercial	59.9%-63.0%	Not available
MGTS Service	42.5%-51.8%	Not available
Nvision Czech Republic	4.3%-5.0%	3.5%-5.2%
Entertainment	4.8%-12%	8.8%-32%
Cloud	37.7%-67.3%	41.3%-69.0%

The table below presents capital expenditure as a percentage of revenue applied for value-in-use calculations of related CGUs:

	December 31,
CGU	2021	2020

Russia Convergent	18%	20.9%
Armenia	22%	22.2%
MGTS Commercial	16%	Not available
MGTS Service	16%	Not available
Nvision Czech Republic	1%	1.2%
Entertainment	3%	0.0%
Cloud	17%	15.4%

The terminal growth rate into perpetuity has been determined based on the nominal gross domestic product rates for the country of operation, adjusted for specific characteristic of the CGUs.

The table below presents terminal growth rates applied for value-in-use calculations of related CGUs:

	December 31,
CGU	2021	2020

Russia Convergent	1%	1%
Armenia	nil	nil
MGTS Commercial	1%	Not available
MGTS Service	1%	Not available
Nvision Czech Republic	2%	2%
Entertainment	1.5%	1.5%
Cloud	1%	1%

The table below presents pre-tax rates for the discounting of cash flows in functional currencies of related CGUs:

	December 31,
CGU	2021	2020

Russia Convergent	10.1%	11.4%
Armenia	11.2%	13.3%
MGTS Commercial	12.7%	Not available
MGTS Service	9.9%	Not available
Nvision Czech Republic	6.0%	6.1%
Entertainment	13.1%	13.6%
Cloud	13.6%	13.2%